MANAGEMENT OF FINANCIAL RISK - SENIOR SECURED NOTES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 109,700,000
Brazilian Debentures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	0
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	10,600,000
Financial assets		$ 3,000,000
Market risk [member] | Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	3,093,000
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,212,000)